Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
Franchise rights acquisition	$ 19.8	$ 19.8	$ 19.8
Trademarks acquisition	$ 15.6	$ 15.6	$ 15.6